Revenue recognition - Schedule of Deferred Revenue, by Arrangement, Disclosure (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue Recognition and Deferred Revenue [Abstract]
Beginning balance	$ 13,390	$ 2,499	$ 2,499	$ 3,155
Deferred Revenue Recognized	10,413	106	13,390	2,499
Revenue Recognized	(15,296)	(2,439)	(2,499)	(3,155)
Ending balance	$ 8,507	$ 166	$ 13,390	$ 2,499